Cover	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2023
Entity File Number	814-01453
Entity Registrant Name	T Series Middle Market Loan Fund LLC
Entity Central Index Key	0001885968
Entity Tax Identification Number	27-0279273
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true